Business And Significant Accounting Policies (Narrative) (Details)	3 Months Ended									12 Months Ended
	Mar. 31, 2020 USD ($) entity	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) entity	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2019 USD ($)	Mar. 09, 2018
Business And Significant Accounting Polices [Line Items]
Ownership holding period										5 years
Number of board of directors | entity	13
Number of disinterested directors | entity	7									7
Direct or indirect ownership interest time period	10 years									10 years
Number of board positions to be eliminated upon acquisition | entity	2
Disinterested directors expenditure budget percentage										10.00%
Goodwill impairment | $										$ 0	$ 0	$ 0
Goodwill | $	$ 4,740,000,000	$ 4,740,000,000				$ 4,064,000,000				4,740,000,000	$ 4,064,000,000
Operating lease obligations | $	$ 121,000,000	92,000,000								92,000,000
Revenues | $		1,079,000,000	$ 1,211,000,000	$ 1,041,000,000	$ 1,016,000,000	$ 995,000,000	$ 1,095,000,000	$ 1,021,000,000	$ 990,000,000
InfraREIT [Member]
Business And Significant Accounting Polices [Line Items]
Goodwill | $		$ 676,000,000								$ 676,000,000
Accounting Standards Update 2016-02 [Member]
Business And Significant Accounting Polices [Line Items]
Operating lease obligations | $													$ 82,000,000
Oncor Holdings [Member]
Business And Significant Accounting Polices [Line Items]
Number of disinterested directors | entity	2									2
Oncor Holdings [Member] | Oncor
Business And Significant Accounting Polices [Line Items]
Ownership interests acquired														0.22%
Texas Transmission [Member]
Business And Significant Accounting Polices [Line Items]
Number of disinterested directors | entity	2									2
Sempra Energy [Member]
Business And Significant Accounting Polices [Line Items]
Number of disinterested directors | entity	2									2
Oncor Holdings [Member]
Business And Significant Accounting Polices [Line Items]
Ownership	80.25%	80.25%								80.25%
Oncor Holdings [Member] | Sempra Energy [Member]
Business And Significant Accounting Polices [Line Items]
Percentage of membership interest owned by non-controlling owners	51.00%
Ownership interests acquired		51.00%								51.00%
Ownership holding period	5 years
Texas Transmission [Member]
Business And Significant Accounting Polices [Line Items]
Percentage of membership interest owned by non-controlling owners	19.75%	19.75%								19.75%
Minimum [Member]
Business And Significant Accounting Polices [Line Items]
Disinterested directors expenditure budget percentage	10.00%